UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net (loss)/income	$ (166,826)	$ 141,973
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	84,712	65,394
Impairment of non-current assets	7,347	0
Impairment of long-lived assets	34,250	0
Amortization of deferred charges and debt guarantees	4,528	6,750
Equity in net losses of affiliates	47,630	3,547
Dividends received	202	15,837
Drydocking expenditure	(15,962)	0
Compensation cost related to employee stock awards	7,127	9,113
Net foreign exchange losses	(1,089)	(973)
Change in fair value of derivative instruments	43,735	6,936
Change in fair value of oil derivative instrument	43,420	(186,611)
Change in assets and liabilities:
Trade accounts receivable	47,066	(22,494)
Inventories	1,416	1,410
Other current and non-current assets	(13,185)	3,482
Amounts due to related companies	(4,025)	(13,050)
Trade accounts payable	(1,263)	(26,092)
Accrued expenses	(48,116)	15,003
Other current and non-current liabilities	(1,594)	39,099
Net cash provided by operating activities	71,551	61,270
INVESTING ACTIVITIES
Additions to vessels and equipment	(17,333)	(2,999)
Additions to asset under development	(145,358)	(116,715)
Additions to investments in affiliates	(17,269)	(65,972)
Dividends received	27,410	23,760
Proceeds from disposals to Golar Partners	9,652	0
Proceeds from subscription of equity interest in Gimi MS Corporation	77,086	0
Proceeds from disposal of fixed assets	3,160	0
Net cash used in investing activities	(62,652)	(161,926)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	394,278	1,177,748
Repayments of short-term and long-term debt	(420,040)	(936,896)
Cash effect of consolidating Hilli Lessor VIE	0	36,532
Cash dividends paid	(60,185)	(27,085)
Proceeds from exercise of share options	0	2,597
Financing costs paid	(1,784)	(754)
Net cash (used in)/provided by financing activities	(87,731)	252,142
Net increase in cash, cash equivalents and restricted cash	(78,832)	151,486
Cash, cash equivalents and restricted cash at beginning of period	704,261	612,677
Cash, cash equivalents and restricted cash at end of period	625,429	764,163
Supplemental Cash Flow Information [Abstract]
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 625,429	$ 764,163